REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2023
REDEEMABLE NON-CONTROLLING INTERESTS
REDEEMABLE NON-CONTROLLING INTERESTS
10.	REDEEMABLE NON-CONTROLLING INTERESTS

In August and December 2020, 1 Pharmacy Technology issued its ordinary shares to certain private placement investors at fair value evaluated by the third-party valuer, representing 9.2% of the outstanding shares of 1 Pharmacy Technology for total consideration of RMB934,820. Under the agreements, 1 Pharmacy Technology and the investors agreed to facilitate 1 Pharmacy Technology’s IPO in the Shanghai Sci-Tech Innovation Board (“STAR”) prior to June 30, 2023. If the IPO has not been completed and the China Securities Regulatory Commission has not otherwise approved the registration of the STAR Listing registration application prior to June 30, 2023, the investors have the right to require Yao Wang to repurchase all or any portion of their ownership interests in 1 Pharmacy Technology at the cost plus annual interest rate of 6%. The ownership interests held by the investors were classified as redeemable non-controlling interests under ASC 480 Distinguishing Liabilities from Equity as the redemption feature embedded in the non-controlling interests and not solely within the Group’s control. Total number of 66,318,885 shares was increased in Yao Wang’s redeemable non-controlling interests due to issuance of common stock of 1 Pharmacy Technology.

The Company negotiated with the investors of 1 Pharmacy Technology in the contingently redeemable non-controlling interest in 1 Pharmacy Technology, and has obtained commitments from certain investors in 2023, who agreed to not exercise their redemption rights before June 30, 2024. As of December 31, 2023, certain investors agreed not to exercise the cash redemption rights at the carrying amount of RMB870,825 before June, 30, 2024, including the accreted interest, while the remaining redeemable non-controlling interest at the carrying amount of RMB240,474 was reclassified as financial liabilities set forth in Note 9. The redeemable non-controlling interests as of and for the years ended December 31, 2022 and 2023 was summarized as follows:

	2022	2023
Opening balance as of January 1	1,000,849	1,056,939
Net loss attributable to the redeemable non-controlling interest	(32,329)	(30,852)
Accretion of redeemable non-controlling interest	88,419	86,941
Payment of redeemable non-controlling interest	—	(1,729)
Reclassified to accrued expenses and other current liabilities	—	(240,474)
Ending balance as of December 31	1,056,939	870,825